Nature of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Restricted Cash
Restricted Cash
The Company maintains restricted cash and cash equivalent accounts with various financial institutions to support performance bonds with irrevocable letters of credit for contractual obligations to certain customers. As of June 30, 2021, and June 30, 2020, combined current and non-current
restricted cash on the consolidated balance sheets was $1.3 million, and $1.6 million, respectively.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, the age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. The allowance for doubtful accounts was $6.1 million and $1.9 million as of June 30, 2021 and June 30, 2020, respectively.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is computed using actual costs or standard costs that approximate actual cost, determined on a first-in,
first-out
basis. A portion of the inventory relates to evaluation units located at customer locations to facilitate customer tests prior to purchasing. Inventories also include completed products and in-process
customer projects for which the related revenue has been deferred pending delivery, completion of services or determination that all customer-specific acceptance criteria have been met. Inventory in excess of expected future demand or obsolete inventory is written down to its estimated realizable value based on future demand forecasts and historical demand trends.

Property, Plant, and Equipment
Property, Plant, and Equipment
Property, plant, and equipment are carried at cost, net of accumulated depreciation and amortization. Property, plant and equipment acquired through the acquisition of a business are recorded at their estimated fair value at the date of acquisition.
Depreciation is computed when an asset is placed into service using the straight-line method over the estimated useful life of the asset. The Company capitalizes costs incurred in the acquisition and development of software for internal use, including the costs of software, materials, consultants, and payroll-related costs of employees incurred in developing
internal-use
computer software. Development costs related to
internal-use
software are amortized using the straight-line method over the shorter of the software license or the estimated useful life of the software. Leasehold improvements are amortized using the straight-line method over the shorter of the related lease term or the estimated useful life of the improvements. Repair and maintenance costs are expensed as incurred.
Estimated useful lives are periodically reviewed and, when appropriate, changes to estimates are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted, and an impairment assessment may be performed on the recoverability of the carrying amounts. Refer to Note 5 for disclosure of estimated useful lives.
When property, plant equipment is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet. Any difference between the net asset value and the proceeds on sale are charged or credited to income.

Business Combinations
Business Combinations
We account for business acquisitions in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations. This standard requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction and establishes the acquisition date fair value as the measurement objective for all assets acquired and liabilities assumed in a business combination. Certain provisions of this standard prescribe, among other things, the determination of acquisition date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.
The determination of the fair value of assets acquired and liabilities assumed involves assessments of factors such as the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the closing date of the acquisition. For non-observable
market values, the Company determines fair value using acceptable valuation principles (e.g., multiple excess earnings, relief from royalty and cost methods).
Results of operations for acquired companies are included in our consolidated results of operations from the date of acquisition.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price paid over the estimated fair value of the net assets acquired and liabilities assumed in the acquisition of a business.
Goodwill has an indefinite useful life, and is not amortized, but instead tested for impairment annually during the fiscal year fourth quarter or more often if events or changes in circumstances indicate that the carrying amount may exceed fair value as set forth in ASC 350, “Intangibles — Goodwill and Other.” The Company tests for goodwill impairment at the reporting unit level, which is an operating segment or one level below an operating segment. The amount of goodwill acquired in a business combination that is assigned to one or more reporting units as of the acquisition date is the excess of the purchase price of the acquired businesses (or portion thereof) included in the reporting unit, over the fair value assigned to the individual assets acquired or liabilities assumed from a market participant perspective. Goodwill is assigned to the reporting unit(s) expected to benefit from the synergies of the combination even though other assets or liabilities of the acquired entity may not be assigned to that reporting unit.
ASC 350 allows an optional qualitative assessment as part of annual impairment testing, prior to a quantitative assessment test, to determine whether it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If a qualitative assessment determines an impairment is more likely than not, the Company is required to perform a quantitative impairment test. Otherwise, no further analysis is required. Alternatively, the Company may elect to proceed directly to the quantitative impairment test.
In conducting a qualitative assessment, the Company analyzes actual and projected growth trends for net sales and margin for each reporting unit, as well as historical performance versus plan and the results of prior quantitative tests performed. Additionally, the Company assesses factors that may impact its business, including macroeconomic conditions and the related impact, market-related exposures, plans to market for sale all or a portion of the business, competitive changes, new or discontinued product lines, changes in key personnel, and any potential risks to projected financial results.
If performed, the quantitative test compares the fair value of a reporting unit with its carrying amount. We determine the fair value of each reporting unit by estimating the present value of expected future cash flows, discounted by the applicable discount rate, and peer company multiples. If the carrying value exceeds the fair value, the Company recognizes an impairment loss in the amount equal to the excess, not to exceed the total amount of goodwill allocated to that reporting unit.
Based upon our review and analysis, no impairments were deemed to have occurred during any of the years presented. Refer to Note 7 for further detail.

Net Loss Per Common Share
Loss Per Share
Net loss per share of common stock is computed using the
two-class
method required for multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. The rights, including the liquidation, dividend rights, sharing of losses, and voting rights of the Ordinary Class A and Class B common stock are identical. As the rights of both classes of shares are identical, the undistributed earnings are allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders is therefore the same for Ordinary Class A and Class B common stock on an individual or combined basis.
The Company’s participating securities include the Company’s nonvested Ordinary Class A shares, as the holders are entitled to non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of nonvested Ordinary Class A shares do not have a contractual obligation to share in losses.
Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding, adjusted for the outstanding nonvested shares. Diluted loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all cash on deposit and money market accounts purchased with original maturities of three months or less to be cash and cash equivalents. Cash equivalents primarily consist of amounts held in interest-bearing money market accounts that are readily convertible to cash.
The Company maintains cash in bank deposit accounts that, at times, may exceed the insured limits of the local country, which may lead to a concentration of credit risk. Substantially all of the Company’s cash and cash equivalent balances were deposited with financial institutions which management has determined to be high credit quality institutions. The Company has not experienced any losses in such accounts.

Concentration of Credit Risk
Concentrations of Risk
Financial instruments that are potentially subject to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains cash in bank deposit accounts that, at times, may exceed the insured limits of the local country. The Company has not experienced any losses in such accounts.
The Company sells its products and services mainly to large, private and governmental organizations in the Americas, Europe, the Middle East and Asia Pacific regions. The Company performs ongoing evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company generally does not require its customers to provide collateral or other security to support accounts receivable. As of June 30, 2021, and June 30, 2020, no customer accounted for more than 10% of the accounts receivable balance.

Financial Instruments
Fair Value of Financial Instruments
The Company categorizes assets and liabilities recorded at fair value in the consolidated balance sheets based upon the level of judgment associated with inputs used to measure their fair value. It is not practicable due to cost and effort for the Company to estimate the fair value of notes issued to related parties primarily due to the nature of their terms relative to the entity’s capital structure.
Assets and liabilities carried at fair value are valued and disclosed in one of the following three levels of the valuation hierarchy:
Level
 1
 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level
 2
 –
Inputs are quoted prices in active markets for similar assets or liabilities or inputs that can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level
 3
 –
Inputs are unobservable and require significant management judgment or estimation.
The following table summarizes the financial assets and liabilities of the Company that are measured at fair value on a recurring basis (in millions):

	Fair Value Measurements at June 30, 2021
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 11)	$102.4	$—	$—
Discretionary retirement plan (Note 12)	3.4	0.8	—
Liabilities
Discretionary retirement plan (Note 12)	3.4	0.8	—

	Fair Value Measurements at June 30, 2020
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 11)	$120.0	$—	$—
Discretionary retirement plan (Note 12)	2.4	1.1	—
Liabilities
Discretionary retirement plan (Note 12)	2.4	1.1	—

Use of Estimates
Use of Estimates
Management estimates and judgments are an integral part of financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). We believe that the critical accounting policies listed below address the more significant estimates required of Management when preparing our consolidated financial statements in accordance with GAAP. We consider an accounting estimate critical if changes in the estimate may have a material impact on our financial condition or results of operations. We believe that the accounting estimates employed are appropriate and resulting balances are reasonable; however, actual results could differ from the original estimates, requiring adjustment to these balances in future periods. The accounting policies that reflect our more significant estimates, judgments and assumptions and which we believe are the most critical to aid in fully understanding and evaluating our reported financial results include but are not limited to: goodwill and intangible assets; standalone selling prices for revenue arrangements with multiple elements and estimated progress toward completion for certain revenue contracts; uncertain tax positions and tax valuation allowances.

Income Taxes
Accounting for Income Taxes
The Company accounts for income taxes and the related accounts under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized. The Company classifies all deferred tax assets and liabilities, and any related valuation allowance, as non-current
in the consolidated balance sheet.
The Company accounts for uncertainty in income taxes using a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Company classifies the liability for unrecognized tax benefits as current in the balance sheet, to the extent that the Company anticipates payment or receipt of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Nature of Business
Nature of Business
Mirion Technologies (TopCo), Ltd. (“Mirion TopCo” or “the Company” or “us”) is a global provider of radiation detection, measurement, analysis, and monitoring products and services to the medical, nuclear, and defense end markets. We provide products and services through our two operating and reportable segments; (i) Medical, and (ii) Industrial. The medical segment provides radiation oncology quality assurance, delivering patient safety solutions for diagnostic imaging and radiation therapy centers around the world, dosimetry solutions for monitoring the total amount of radiation medical staff members are exposed to over time, radiation therapy quality assurance solutions for calibrating and verifying imaging and treatment accuracy, and radionuclide therapy products for nuclear medicine applications such as shielding, product handling, medical imaging furniture, and rehabilitation products. The industrial segment provides robust, field ready personal radiation detection and identification equipment for defense applications and radiation detection and analysis tools for power plants, labs, and research applications. Nuclear power plant product offerings are used for the full nuclear power plant lifecycle including core detectors and essential measurement devices for new build, maintenance, decontamination and decommission equipment for monitoring and control during fuel dismantling and remote environmental monitoring.
The Company is headquartered in Atlanta, Georgia and has operations in the United States, Canada, the United Kingdom, France, Germany, Finland, China, Belgium, Netherlands, Estonia, and Japan.

Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). The Consolidated Financial Statements include the accounts of the Company and its wholly owned and majority-owned or controlled subsidiaries. For consolidated subsidiaries where our ownership is less than 100%, the portion of the net income or loss allocable to noncontrolling interests is reported as “Income (Loss) attributable to noncontrolling interests” in the Consolidated Statements of Operations. All intercompany accounts and transactions have been eliminated in consolidation.

Deferred Cost of Revenue
Deferred Cost of Revenue
Deferred cost of revenue consists of the direct costs associated with production for identified projects for which the revenue has been deferred in accordance with the Company’s revenue recognition policies. Deferred costs are recognized as cost of revenues in the same period that the related revenues are recognized.

Other Current Assets		Other Current Assets Other current assets are primarily comprised of various prepaid assets, short-term marketable securities, and income tax receivables.
Intangible Assets
Intangible Assets
Intangible assets relate to the value associated with our developed technology, customer relationships, backlog, and trade names at the time of acquisition through business combinations.
The Company determined the fair value of intangible assets acquired through an income approach, using the excess earnings method for customer relationships and backlog. Under the excess earnings method, an intangible asset’s fair value is equal to the present value of the incremental after-tax
cash flows attributable solely to the intangible asset over its remaining useful life. The relief from royalty method was used to determine the fair value of developed technology and tradename. The valuation models were based on estimates of future operating projections of the acquired business and rights to sell products as well as judgments on the discount rates used and other variables. We determined the forecasts based on a number of factors, including our best estimate of near-term net sales expectations and long-term projections, which include review of internal and independent market analyses. The discount rate used was representative of the weighted average cost of capital.
The customer relationships definite lived intangible assets are amortized using the double declining balance method with estimated useful lives ranging from 6 to 17 years, while all other definite lived intangible assets are amortized on a straight-line basis over their estimated useful lives, ranging from 1 to 7 years. The Company regularly evaluates the amortization period assigned to each intangible asset to ensure that there have not been any events or circumstances that warrant revised estimates of useful lives.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation of recoverability is required, the estimated undiscounted future cash flows associated with the asset group are compared to the asset group’s carrying amount to determine if a write-down is required. If the undiscounted cash flows are less than the carrying amount, an impairment loss is recorded to the extent that the carrying amount exceeds the fair value. No impairment was recorded during fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019.

Facility and Equipment Decommissioning Liabilities
Facility and Equipment Decommissioning Liabilities
The Company has asset retirement obligations (“ARO”) consisting primarily of equipment and facility decommissioning costs. The estimated fair value of these ARO liabilities is recognized in the period in which the liability is generated and a corresponding increase to the carrying valueof the related asset is recorded and depreciated over the useful life of the asset. The Company’s estimates of its ultimate AROs could change because of changes in regulations, the extent of environmental remediation required, the means of reclamation, cost estimates, exit or disposal activities or time period estimates.
ARO liabilities totaled $3.7 and $4.0 million at June 30, 2021, and June 30, 2020, respectively, and were included in deferred income taxes and other liabilities on the consolidated balance sheets. Accretion expense related to these liabilities was not material for the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019, respectively.

Product Warranty
Product Warranty
The Company offers warrants against material defects for most of its products for a specified time period, usually twelve to twenty-four months from delivery or acceptance. When the related revenues are recognized, the Company provides for the estimated future costs of warranty obligations in cost of revenues. The accrued warranty costs represent the Company’s best estimate at the time of sale of the total costs that will be incurred to repair or replace product parts that fail while still under warranty.
The amount of the accrued estimated warranty cost obligations for established products is based on historical experience as to product failures adjusted for current information on repair costs. For new products, estimates include the historical experience of similar products, as well as a reasonable allowance for warranty expenses associated with the new products. On a quarterly basis, the Company reviews the accrued warranty costs and updates the historical warranty cost trends, if required.

Revenue Recognition
Revenue Recognition
Prior to July 1, 2019, the Company recognized revenue based on ASC 605, when there was persuasive evidence of an arrangement, product delivery had occurred or services had been provided, the sales price was fixed or determinable and collectability was reasonably assured. Beginning on July 1, 2019, the Company recognizes revenue based on ASC 606 as performance obligations are satisfied by transferring control of promised goods or service to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. See
Recently Adopted Accounting Guidance
below for a discussion of the change in revenue recognition accounting that became effective on July 1, 2019.
ASC 606
The Company recognizes revenue from arrangements that include performance obligations to design, engineer, manufacture, deliver, and install products. The Company identifies a performance obligation for each promise in a contract to transfer a distinct good or service to the customer. As part of its assessment, the Company considers all goods and/or services promised in the contract, regardless of whether they are explicitly stated or implied by customary business practices. The Company’s contracts may contain either a single performance obligation, including the promise to transfer individual goods or services that are not separately distinct within the context of the respective contracts, or multiple performance obligations. For contracts that contain multiple performance obligations, the Company allocates the consideration to which it expects to be entitled to each performance obligation based on relative standalone selling prices and recognizes the related revenue when or as control of each individual performance obligation is transferred to customers. The Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer. The Company combines multiple contracts entered into at or around the same time with a customer if the contracts are negotiated as a package with a single commercial objective, the consideration paid under the contracts depends on the price or performance of the other contract, or if the goods or services promised in the contracts are a single performance obligation. Service revenues (service-type warranty, post contract support, installation, and subscription-based services) are recognized over time as the customers receive and consume benefits of such services simultaneously. Assurance-type warranties guarantee that a product complies with agreed-upon specifications and accordingly are not separate performance obligations. A provision for these warranties is recognized in the period during which the associated revenue is recognized. In most cases, installation services represent a separate performance obligation. The customer simultaneously receives and consumes the benefits as the installation services are performed, as other entities could complete the installation at any point during the installation process. When the product and installation service are determined to be a combined performance obligation, revenue is recognized over time as the installation is performed and included in product revenue in the consolidated statement of operations.
Variable consideration such as rebates, sales discounts and sales returns are estimated and treated as a reduction of revenue in the same period the related revenue is recognized. These are estimated based on contractual terms, historical practices, and current trends, and are adjusted as new information becomes available. Revenues exclude any taxes that the Company collects from customers and remits to tax authorities. Amounts billed to customer for shipping and handling are included in revenue, while the related shipping and handling costs are reflected in cost of products in the period in which revenue is recognized. The Company has elected a practical expedient under ASC 606 that allows for shipping and handling activities that occur after the customer has obtained control of a good to be accounted for as a fulfillment cost. The Company does not adjust the promised amount of consideration for the effects of a significant financing component, if, at contract inception, the Company expects the period between the time when the Company transfers a promised good or service to the customer and the time when the customer pays for that good or service will be one year or less.
The Company exercises judgment in determining the timing of revenue by analyzing the point in time or the period over which the customer has the ability to direct the use of and obtain substantially all of the remaining benefits of the performance obligation. Typically, over-time revenue recognition is based on the utilization of an input measure used to measure progress, such as costs incurred to date relative to total estimated costs. Changes in total estimated costs are recognized using the cumulative catch-up
method of accounting which recognize the cumulative effect of the changes on current and prior periods in the current period. Accordingly, the effect of the changes on future periods of contract performance is recognized as if the revised estimate had been the original estimate. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined. A significant change in an estimate on one or more contract could have a material effect on the Company’s consolidated financial position, results from operations, or cash flows. However, there were no significant changes in estimated contract costs for the year ended June 30, 2021 and June 30, 2020.
If a performance obligation does not qualify for over-time revenue recognition, revenue is then recognized at the point-in-time
in which control of the distinct good or service is transferred to the customer, typically based upon the terms of delivery.
Certain of the Company’s products are sold through distributors and third-party sales representatives under standard agreements whereby distributors purchase products from the Company and resell them to customers. These agreements give distributors the right to sell the Company’s products within certain territories and establish minimum order requirements. These arrangements do not provide stock rotation or price protection rights and do not contain extended payment terms. Rights of return are limited to repair or replacement of delivered products that are defective or fail to meet the Company’s published specifications. Provisions for these warranty costs are recognized in the same period that the related revenue is recorded similar to other assurance-type warranties.
Revenue derived from passive dosimetry and analytical services is of a subscription nature and is provided to customers on an agreed-upon recurring monthly, quarterly or annual basis. Services are provided to the customer via passive dosimeter badges that the Company supplies to customer personnel. Depending on the type of badge utilized, either customers return the used badges to the Company for analysis, or they obtain the analysis directly via a self-service web portal. The Company believes that badge production, badge wearing, badge analysis and report preparation are not individually distinct and therefore a single performance obligation recognized over time. Revenue is recognized ratably over the service period as the service is continuous, and no other discernible pattern of recognition is evident. Many customers pay for these measuring and monitoring services in advance. The amounts are recorded as deferred contract revenue in the consolidated balance sheets and represent customer deposits invoiced in advance for services to be rendered over the service period, net of a reserve for estimated cancellations.
Payment terms for shipments to
end-users
are generally net 30 days. Payment terms for distributor shipments may range from 30 to 90 days. Service arrangements commonly call for payments in advance of performing the work (e.g., extended warranty and service contracts), upon completion of contract milestones (e.g., custom development manufacturing), or a combination of each.
The Company’s costs to obtain contracts are typically comprised of sales commissions. A majority of these costs relate to revenue that is recognized over a period that is less than one year and as such, the Company has elected a practical expedient under ASC 606 to expense these costs as incurred.
Remaining Performance Obligations
The remaining performance obligations for all open contract as of June 30, 2021 include assembly, delivery, installation, and trainings. The aggregate amount of the transaction price allocated to the remaining performance obligations for all open customer contract as of June 30, 2021 was approximately $715.8 million. The Company expects to recognize approximately 44%, 16% and 15% of the remaining performance obligations as of June 30, 2021 as revenue during the fiscal years 2022, 2023 and 2024, respectively.
Disaggregation of Revenues
A disaggregation of the Company’s revenues by segment, geographic region, timing of revenue recognition and product category is provided in Note 15.
ASC 605
Prior to July 1, 2019, the Company recognized revenue from sales contracts when there was persuasive evidence of an arrangement, product delivery had occurred or services had been provided, the sales price was fixed or determinable and collectability was reasonably assured. For sales contracts that contain customer-specific acceptance provisions, revenue and the related costs were deferred until the customer had indicated successful completion of site acceptance tests or the Company had otherwise determined that all customer-specific acceptance criteria had been met. Where the Company performed detailed factory acceptance testing on completed products, which, in some instances, was sufficiently extensive and reliable to demonstrate that its products meet the customer-specified objective acceptance criteria set forth in the related sales arrangements. In such instances, the Company recognized revenue based on delivery terms and prior to the receipt of notification of formal acceptance from the customer.
The Company combined a group of contracts as one project if they are closely related and were in substance, part of a single project with an overall project margin. The Company segmented a contract into several projects when they were of different business substance, for example, with different business negotiation, solutions, implementation plans, and margins.
The Company evaluated each deliverable in an arrangement to determine whether they represented separate units of accounting. A deliverable constituted a separate unit of accounting when it had stand-alone value, and for an arrangement that included a general right of return relative to the delivered products or services, when delivery or performance of the undelivered product or service was considered probable and is substantially controlled by the Company. The Company considers a deliverable to have stand-alone value if the product or service is sold separately by the Company or another vendor or could be resold by the customer on a stand-alone basis at an amount that would substantially recover the original purchase price. Further, the revenue arrangements generally do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.
When a sales arrangement contains multiple units of accounting, the Company allocates the total arrangement consideration to each separable element of an arrangement based upon the relative selling price of each element. Allocation of the consideration is determined at arrangement inception based on each unit’s relative selling price, which is determined based on a selling price hierarchy. The relative selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. The Company is not typically able to determine VSOE or TPE and therefore uses estimated selling prices to allocate revenue between the elements of the arrangement. The Company establishes its best estimate of the selling price considering multiple factors, including, but not limited to, pricing practices in different geographies and through different sales channels, costs and margin objectives, competitive pricing strategies and general market conditions.
The Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or future performance obligations or subject to customer-specific cancellation rights.
For all arrangements, amounts billed to a customer related to shipping and handling are classified as revenue while all costs incurred by the Company for shipping and handling are classified as cost of revenue. Provisions and allowances for discounts to customers, estimated sales returns, service cancellations, and other adjustments are provided for in the same period that the related revenue is recorded.
Certain of the Company’s products are sold through distributors and third-party sales representatives under standard agreements whereby distributors purchase products from the Company and resell them to customers. These agreements give distributors the right to sell the Company’s products within certain territories and establish minimum order requirements. These arrangements do not provide stock rotation or price protection rights and do not contain extended payment terms. Rights of return are limited to repair or replacement of delivered products that are defective or fail to meet the Company’s published specifications. Provisions for these warranty costs are recognized in the same period that the related revenue is recorded.
Revenue from certain fixed-price contracts that involve customization of equipment to customer specifications is recorded using a percentage-of-completion
method measured on the
cost-to-cost
basis. Contract costs include all direct materials and labor costs, as well as indirect costs related to contract performance. Changes in job performance, job conditions, and estimated profitability result in revisions to costs and revenue and are recognized in the period in which the revisions are determined. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined. Revenue earned in excess of billings on contracts in progress is classified in the consolidated balance sheet as a current asset and included in costs in excess of billings on uncompleted contracts. Amounts billed in excess of revenue earned are classified as a current liability and included in deferred contract revenue.
Revenue derived from passive dosimetry and analytical services is of a subscription nature and is provided to customers on an agreed-upon recurring monthly, quarterly or annual basis. Services are provided to the customer via passive dosimeter badges that the Company supplies to customer personnel. Depending on the type of badge utilized, either customers return the used badges to the Company for analysis, or they obtain the analysis directly via a self-service web portal. The Company believes that badge production, badge wearing, badge analysis and report preparation are all integral to the benefit that the Company provides to its customers and, therefore, the service period is defined as the period over which all of these services are provided. Revenue is recognized on a straight-line basis over the service period as the service is continuous, and no other discernible pattern of recognition is evident. Many customers pay for these measuring and monitoring services in advance. The amounts are recorded as deferred contract revenue in the consolidated balance sheets and represent customer deposits invoiced in advance for services to be rendered over the service period, net of a reserve for estimated cancellations.
Pertinent to ASC 606 and 605
The Company sells its products and services mainly to large, private and governmental organizations in the Americas, Europe, the Middle East and Asia Pacific regions. The Company performs ongoing evaluations of its customers’ financial condition and limits the amount of credit extended when deemed necessary. The Company generally does not require its customers to provide collateral or other security to support accounts receivable.
No customer represented more than 10% of consolidated revenue for the fiscal years ended June 30, 2021, June 30, 2020, and June 30, 2019.
Contract Balances
Revenue earned in excess of billings on contracts in progress (contract assets) are classified in the consolidated balance sheet as a current asset and included in costs in excess of billings on uncompleted contracts. Amounts billed in excess of revenue earned (contract liabilities) are included in deferred contract revenue. For more information, see Note 3.

Selling, General, and Administrative
Selling, General, and Administrative
The Company’s selling, general and administrative expenses consist of direct and indirect costs related to sales and corporate personnel, facilities, professional services, amortization of intangible assets, share-based compensation, and other operating activities.

Advertising Costs
Advertising Costs
Advertising costs, which the Company expenses when incurred, were approximately $0.9 million, $0.9 million, and $0.8 million for the years ended June 30, 2021, June 30, 2020, and June 30, 2019, respectively.

Research and Development
Research and Development
Research and development expenses include costs of developing new products and processes, as well as non-project
specific design and engineering costs. Research and development costs are expensed as incurred. Development costs related to software incorporated in the Company’s products are not material.

Derivative Activities
Derivative Activities
The Company uses certain derivative financial instruments to help manage its risk or exposure to changes in interest rates in relation to variable rate debt and foreign currency exchange rate fluctuations. The Company records these derivatives at fair value in the balance sheet as either an asset or a liability and any changes in fair value are recognized in earnings as incurred.
Prior to July 1, 2017, the Company entered into an interest rate swap cap agreement, which had an initial notional value of $135.0 million, a cap of 2.0% and expired September 2019. In addition, in fiscal 2018, the Company executed an interest rate swap agreement that has a fixed notional value of $205.0 million and expired in March 2020. There was no notional amount at June 30, 2020.
The Company recorded an aggregate net income (loss) of $0.8 million, and ($0.8) million in interest expense in the consolidated statements of operations for the fiscal year ended June 30, 2020 and 2019, respectively, related to these interest rate agreements. No exp ens
e related to these interest rate agreements was recognized in the fiscal year ended June 30, 2021.

Share-Based Compensation Awards
Share-Based Compensation Awards
The Company accounts for share-based compensation related to restricted stock awards granted to certain employees by recognizing the grant date fair value of the awards over the requisite service period, which is equal to the vesting period. The Company has an option to buy back the unvested awards upon termination of employment at the lesser of the original issuance price paid by employees or the fair value of the shares on the buy-back
date. The Company estimates the value of the restricted stock awards by using the Black-Scholes option valuation model, which requires the use of certain subjective assumptions. Significant assumptions include management’s estimates of the estimated stock price volatility, the expected life of the awards and related employee forfeiture rates. For more information, see Note 13.

Defined Benefit Pension Plans and Other Employee Benefits
Defined Benefit Pension Plans and Other Employee Benefits
The Company has defined benefit pension plans that cover certain of its employees in France, Japan, and Germany. The Company also has a postretirement plan that provides for the reimbursement of a portion of medical and life insurance premiums for certain retirees and eligible dependents in the United States. Plan liabilities are revalued annually based on assumptions relating to the discount rates used to measure future obligations and expenses, salary-scale inflation rates, mortality and other assumptions. The selection of assumptions is based on historical trends and known economic and market conditions at the time of valuation; however, actual results may differ from the Company’s estimates.

Fair Value Measurements
Fair Value Measurements
The Company applies fair value accounting to all financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. The fair value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, and other current assets and liabilities approximates their carrying amounts due to the relatively short maturity of these items. The fair value of third-party notes payable approximates the carrying value because the interest rates are variable and reflect market rates.

Foreign Currency Translation
Foreign Currency Translation
Local currency is the functional currency for substantially all of the Company’s foreign operations. Assets and liabilities of foreign operations are translated into U.S. dollars using the exchange rates in effect at the balance sheet reporting date, while income and expenses are translated at the average monthly exchange rates during the period. We record gains and losses from the translation of financial statements in foreign currencies into U.S. dollars in other comprehensive income. The income tax effect of currency translation adjustments related to foreign subsidiaries that are not considered indefinitely reinvested is recorded as a component of deferred taxes with an offset to other comprehensive income. We record gains and losses from changes in exchange rates on transactions denominated in currencies other than each reporting location’s functional currency in the consolidated statements of operations for each period.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Guidance Issued But Not Yet Adopted
In March 2020, the FASB issued ASU
2020-04
“
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”.
ASU
2020-04
provides temporary optional expedients and exceptions for applying GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from the LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. For all entities, ASU
2020-04
can be adopted after its issuance date through December 31, 2022. The Company is currently evaluating the impact of this ASU.
In August 2018, the FASB issued ASU
2018-15,
Intangibles – Goodwill and Other – Internal Use Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract
, which amend the accounting for implementation, setup and other upfront costs for entities that are a customer in a hosting arrangement that is a service contract. ASU
2018-15
was effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, including emerging growth companies, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period for which financial statements have not been issued. Reporting entities can choose to adopt the new guidance prospectively to eligible costs incurred on or after the date the guidance is first applied or retrospectively. Application of the amendments can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company will implement the provisions of ASU
2018-15
for annual periods beginning July 1, 2021. The Company does not expect this will have a material impact on the consolidated financial statements and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which replaced the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, loans, and other financial instruments, we will be required to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available-for-sale
debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The effective date of ASU
2016-13
varies depending on the type of entity. Public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding eligible smaller reporting companies (SRCs) as defined by the SEC, should adopt the amendments in ASU
2016-13
for fiscal years beginning after December 15, 2019. For all other entities, the amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2022. Early adoption will continue to be permitted. Application of the amendments is through a cumulative-effect adjustment to retained earnings as of the effective date. The company will implement provisions of ASU
2016-13
for annual periods beginning July 1, 2021. We do not expect adoption of this standard to have a material impact on our consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which is a new accounting and reporting guidance for leasing arrangements. The new standard requires organizations that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases with terms of more than 12 months, regardless of whether they are classified as financing or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. For public companies, the new standard was effective for annual and interim periods in fiscal years beginning after December 15, 2018. On June 3, 2020, the FASB issued guidance (ASU
2020-05)
that deferred the effective date of the leases standards (ASC 842) for non-public
business entities that had not yet issued financial statements adopting the standards. For these entities, including emerging growth companies, ASU
2016-02
is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application continues to be allowed.
The Company will adopt the provisions of ASU
2016-02
for annual periods beginning July 1, 2021 and will recognize a lease liability measured as the present value of remaining lease payments as well as a right of use asset measured as the amount of the lease liability adjusted for certain assets and liabilities such as deferred lease obligations related to operating leases previously recognized in the balance sheet. The Company will elect the modified retrospective transition method and under such method no recast of prior-period financial statements will be presented. The Company will elect the transition package of practical expedients, which among other things, allows for the carryforward of historical lease classifications, and we will make an accounting policy election to not apply the recognition requirements to leases with a term of less than twelve months. The Company will also elect to account for lease and non-lease
components as a combined single lease component.
The Company estimates an increase in lease-related assets and liabilities, ranging between $50.0 million and $60.0 million, in the consolidated balance sheets when it adopts ASC
2016-02
and its amendments effective July 1, 2021. The Company estimates that the cumulative effect adjustment to retained earnings upon adoption will not be material. The Company does not believe the standard will materially affect consolidated net income and does not believe it will have a material impact on liquidity.
The Company’s existing leases consist primarily of offices, equipment, and vehicles and the related future commitments under lease obligations are summarized in Note 9.
Recently Adopted Accounting Guidance
In May 2014, the FASB issued ASU
2014-19,
Revenue from Contract with Customers (ASC 606)
. On July 1, 2019, the Company adopted ASC 606 using modified retrospective method for all contracts. Revenue for periods prior to July 1, 2019 has not been adjusted and continues to be reported under ASC Topic 605,
Revenue Recognition (ASC 605)
. The impact of adoption of
ASC 606
was not material to the Company’s consolidated financial statements other than the newly required disclosures and therefore the periods reported under
ASC 606
and
ASC 605
are considered comparable in all material respects.
In January 2016, the FASB issued ASU
2016-01,
Financial Instruments (Subtopic
825-10):
Recognition and Measurement of Financial Assets and Financials Liabilities
, which amended certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. Most prominent among the amendments is the requirement for changes in the fair value of our equity investments, with certain exceptions, to be recognized through net income rather than OCI. The application of the amendments resulted in a cumulative-effect adjustment to our consolidated balance sheets as of the effective date. The Company adopted this guidance as of July 1, 2019 and it did not have a material impact on our consolidated financial statements.
In October 2016, the FASB issued ASU
2016-16,
Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory (ASU
2016-16)
, which changes the timing of when certain intercompany transactions are recognized within the provision for income taxes. The Company adopted this guidance, on a modified retrospective basis, as of July 1, 2019 and it did not have a material impact on our consolidated financial statements.
In November 2016, the FASB issued ASU
2016-18,
Statement of Cash Flows (Topic 230): Restricted Cash
, which requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. The Company adopted this guidance as of July 1, 2019 using a retrospective transition method to each period presented. For more information, see Note 11.
In March 2017, the FASB issued ASU
2017-07,
Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
. ASU
2017-07
changes how employers that sponsor defined benefit pension and/or other postretirement benefit plans present the cost of the benefits in the income statement. The Company adopted this guidance as of July 1, 2019 prospectively and it did not have a material impact on our consolidated financial statements.
In August 2016, the FASB issued ASU
2016-15,
Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how entities should classify certain cash receipts and cash payments in the statement of cash flows and amends certain disclosure requirements. The Company adopted this guidance as of July 1, 2019 prospectively and it did not have a material impact on our consolidated financial statements.
In February 2018, the FASB issued ASU
2018-02
(ASC Topic 220), Income Statement—Reporting Comprehensive Income: Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This ASU was issued following the enactment of the US TCJA of 2017 and permits entities to elect a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Act. For all entities, ASU
2018-02
is effective for annual and interim reporting periods beginning after December 15, 2018. The Company adopted this guidance as of July 1, 2019 and has elected not to reclassify the income tax effects of the TCJA from OCI to retained earnings.
In December 2019, as part of its initiative to reduce complexity in the accounting standards, the Financial Accounting Standards Board issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”),
which eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU
2019-12
also clarifies and simplifies other aspects of the accounting for income taxes. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company early adopted ASU
2019-12
on July 1, 2019 prospectively, and this adoption had no material impact on the Company’s financial position or results of operations.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU
2018-13”)
. ASU
2018-13
eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. For all entities, ASU
2018-13
is effective for annual and interim reporting periods beginning after December 15, 2019. Certain amendments must be applied prospectively while others are to be applied on a retrospective basis to all periods presented. The Company adopted this guidance as of July 1, 2020, and it did not have a material impact on the consolidated financial statements or related disclosures.

GS Acquisition Holdings Corp II [Member]
Basis of Presentation
Basis of Presentation
The Company’s unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC for interim financial information and the instructions to Form
10-Q.
Certain disclosures included in the annual financial statements have been condensed or omitted from these financial statements as they are not required for interim financial statements under U.S. GAAP and the rules of the SEC. These unaudited condensed financial statements reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. These adjustments are of a normal, recurring nature. Interim period operating results may not be indicative of the operating results for a full year.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Company’s restated Annual Report on Form
10-K/A
for the year ended December 31, 2020.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and pursuant to the accounting and disclosure rules and regulations of the SEC.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Net Loss Per Common Share
Net Income Per Common Share
Net income per share of common stock is computed by dividing net income by the weighted average number of common shares outstanding during the period. The Company applies the two-class
method in calculating earnings per share. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value exceeds fair value.
As of June 30, 2021, the Company had outstanding warrants to purchase up to 27,250,000 shares of Class A common stock. The weighted average of these shares was excluded from the calculation of diluted net income per share of common stock since the exercise of the warrants is contingent upon the occurrence of future events. As of June 30, 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted net income per share of common stock is the same as basic net income per share of common stock for the period.

Net Loss Per Common Share
Net loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding during the period. The Company applies the two-class
method in calculating earnings per share. Accretion associated with the redeemable shares of Class A common stock is excluded from EPS as the redemption value approximates fair value.
At December 31, 2020, the Company had outstanding warrants to purchase of up to 27,250,000 shares of Class A common stock. The weighted average of these shares was excluded from the calculation of diluted net loss per share of common stock since the exercise of the Warrants is contingent upon the occurrence of future events. As of December 31, 2020, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted net loss per share of common stock is the same as basic net loss per share of common stock for the period.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of ninety (90) days or less. As of June 30, 2021, the Company held deposits of $799,624 in a custodian account and $750,085,956 in Goldman Sachs Financial Square Treasury Instruments Fund, a money market fund managed by an affiliate of the Sponsor. Money market funds are characterized as Level I investments within the fair value hierarchy under ASC 820 (as defined below). The cash held in the money market account is considered restricted. Dividend income from money market funds is recognized on an accrual basis.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of ninety (90) days or less. As of December 31, 2020, the Company held deposits of $383,246 at custodian account and $750,063,158 in Goldman Sachs Financial Square Treasury Instruments Fund, a money market fund managed by an affiliate of the Sponsor. Money market funds are characterized as Level I investments within the fair value hierarchy under ASC 820 (as defined below). The cash held in the money market account is considered restricted. Dividend income from money market funds is recognized on an accrual basis.

Redeemable Shares of Class A Common Stock
Redeemable Shares of Class A Common Stock
As discussed in Note 1, all of the 75,000,000 shares of Class A common stock sold as parts of the Units in the Public Offering contain a redemption feature. In accordance with the Accounting Standards Codification
480-10-S99-3A
- “Classification and Measurement of Redeemable Securities”, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company classifies all shares of Class A common stock as redeemable.

Redeemable Shares of Class A Common Stock
As discussed in Note 1, all of the 75,000,000 shares of Class A common stock sold as parts of the Units in the Public Offering contain a redemption feature. In accordance with the Accounting Standards Codification
480-10-S99-3A
“Classification and Measurement of Redeemable Securities”, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company had previously classified 3,133,926 shares of Class A common stock as permanent equity. As part of the restatement of the Company’s financial statements, the Company has classified all of the shares of Class A common stock as redeemable. Immediately upon the closing of the Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares of Class A common stock resulted in charges against additional paid-in capital and accumulated deficit.
As of December 31, 2020, the shares of Class A common stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2020
Gross proceeds	$750,000,000
Less:
Proceeds allocated to public warrants	$(19,587,038)
Class A shares issuance costs	$(41,163,224)
Plus:
Accretion of carrying value to redemption value	$60,750,262

Class A common stock subject to possible redemption	$750,000,000

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Accounting Standards Codification 820 (“ASC 820”), “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets, primarily due to their short term nature.

Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Accounting Standards Codification 820 (“ASC 820”), “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets, primarily due to their short term nature.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available, and accordingly the actual results could differ significantly from those estimates.

Offering Costs
Offering Costs
The Company complies with the requirements of the Accounting Standards Codification
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A—“Expenses of Offering.” The Company incurred offering costs in connection with its Public Offering of $988,245. These costs, together with the upfront underwriter discount and deferred underwriter discount, of $41,250,000 were allocated to the shares of Class A common stock and Public Warrants upon the closing of the Public Offering (as defined in Note 4). See Note 2 for further information about accounting for offering costs.

Warrant Liability
Warrant Liability
The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”, under which the warrants do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised or expire, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Private Placement Warrants (as defined in Note 4) has been estimated using a Black- Scholes-Merton model and the fair value of the Public Warrants (as defined in Note 3) issued in connection with the Public Offering has been measured based on the listed market price of such Public Warrants (see Note 6).

Warrant Liability
The Company accounts for the Warrants in accordance with the guidance contained in ASC 815 under which the Warrants do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the Warrants are exercised or expire, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants was initially measured using a Monte Carlo simulation. The Public Warrants have subsequently been measured based on the listed market price. The fair value of the Private Warrants has been estimated using a Black-Scholes-Merton model since the initial measurement date. (see Note 7)

Income Taxes
Income Taxes
The Company is taxed as a corporation for U.S. federal income tax purposes. As a corporation, for tax purposes, the Company is subject to U.S. federal and various state and local income taxes on its earnings. Prior to
July 2020, the Company was included with The Goldman Sachs Group Inc. and subsidiaries (the “Group Inc.”) in the consolidated corporate federal income tax return as well as consolidated/combined state and local tax returns. The Company computed its tax liability on a modified separate company basis and will settle such liability with the Group Inc. pursuant to a tax sharing arrangement.
To the extent the Company generates tax benefits from losses during such time that it is consolidated with the Group Inc., the amounts will be reimbursed by the Group Inc., pursuant to the tax sharing arrangement. The Company’s state and local tax liabilities are allocated to reflect its share of the consolidated/combined state and local income tax liability.
Following changes in ownership starting July 2020, the Company deconsolidated from the Group Inc. for tax purposes and the tax sharing arrangement with the Group Inc. was terminated. As of July 2020, the Company filed separate corporate federal and state and local income tax returns. To the extent the Company generates tax losses after it ceases being consolidated with the Group Inc., tax benefits from losses will be accrued if it is more likely than not the losses may be carried forward and utilized against future expected profits.
Income taxes are provided for using the assets and liabilities method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities.

Income Taxes
The Company is taxed as a corporation for U.S. federal income tax purposes. As a corporation, for tax purposes, the Company is subject to U.S. federal and various state and local income taxes on its earnings.
Prior to July 2020, the Company was included with The Goldman Sachs Group Inc. and subsidiaries (the “Group Inc.”) in the consolidated corporate federal income tax return as well as consolidated/ combined state and local tax returns. The Company computed its tax liability on a modified separate company basis and will settle such liability with the Group Inc. pursuant to a tax sharing arrangement.
To the extent the Company generates tax benefits from losses during such time that it is consolidated with the Group Inc., the amounts will be reimbursed by the Group Inc. pursuant to the tax sharing arrangement. The Company’s state and local tax liabilities are allocated to reflect its share of the consolidated/combined state and local income tax liability.
Following changes in ownership starting July 2020, the Company deconsolidated from the Group Inc. for tax purposes and the tax sharing arrangement with the Group Inc. was terminated. Beginning July 2020, the Company will file separate corporate federal and state and local income tax returns. To the extent the Company generates tax losses after it ceases being consolidated with the Group Inc., tax benefits from losses will be accrued if it is more likely than not the losses may be carried forward and utilized against future expected profits.
Income taxes are provided for using the assets and liabilities method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities.

Deferred Income Taxes
Deferred Income Taxes
The Company follows the asset and liability method of accounting for income taxes under Accounting Standards Codification 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Deferred Income Taxes
The Company follows the asset and liability method of accounting for income taxes under Accounting Standards Codification 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Unrecognized Tax Benefits
Unrecognized Tax Benefits
The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. There were no unrecognized tax benefits as of June 30, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for interest expense and penalties related to income tax matters as of June 30, 2021 and December 31, 2020. The Company is subject to income tax examinations by major taxing authorities since inception.

Unrecognized Tax Benefits
The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. There were no unrecognized tax benefits as of December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for interest expense and penalties related to income tax matters as of December 31, 2020, 2019 and 2018. The Company is subject to income tax examinations by major taxing authorities since Inception.
Profit Interests
Profit Interests
Membership interests issued by the Sponsor as profits interests (see Note 4) represent compensation to certain individuals for services the Company receives from these individuals through closing of the Business Combination. Although the Company is not a direct party to the profits interests, it attributes compensation expense equal to the change in the fair value of these arrangements. There was no impact of compensation expense attribution for the three months or six months ended June 2021 or June 2020.

Subscription Agreements
Subscription Agreements
The Subscription Agreements (see Note 1) involve only physical settlement in a fixed number, it qualifies for equity classification under Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”, and, therefore, is not periodically remeasured to fair value.

Backstop Agreement
Backstop Agreement
The Backstop Agreement (see Note 1) involves a conditional obligation that the Company must settle by issuing a variable number of its shares, where the monetary value is predominantly based on variations in something other than the fair value of the Company’s shares, it is initially and subsequently measured at fair value under ASC 480.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.